Trade accounts receivable - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 2,466	€ 2,305
Trade accounts receivable, gross
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	2,523	2,354
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ (57)	€ (49)